Award Timing Disclosure	12 Months Ended
Dec. 31, 2024 USD ($) shares $ / shares Rate
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Long-term incentive awards are generally made on an annual basis, or at the time of a special event (such as upon hiring or promotion). We expect to grant equity awards in connection with our annual review cycle. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. On February 13, 2024, the Compensation Committee approved option grants for our named executive officers with a grant date of March 1, 2024. We attempt to make equity awards during periods when we do not have material non-public information (MNPI) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.

The following table presents information regarding stock options issued to our named executive officers in 2024 during any period beginning four business days before the filing or furnishing of a periodic report or current report disclosing MNPI and ending one business day after the filing or furnishing of such report with the SEC.

(1)
These grants were approved on February 13, 2024, with a grant date of March 1, 2024. On March 4, 2024, the Company filed an 8-K disclosing the appointment of Dr. Palani to the Board, effective March 4, 2024.

Risks Related to Compensation Policies and Practices

When determining our compensation policies and practices, the Compensation Committee considers various matters relevant to the development of a reasonable and prudent compensation program, including whether the policies and practices are reasonably likely to have a material adverse effect on us. We believe that the mix and design of our executive compensation plans and policies do not encourage management to assume excessive risks and are not reasonably likely to have a material adverse effect on us.

Name	Grant Date(1)	Number of securities underlying the award	Exercise price of the award ($/share)	Grant date fair value of award

Percent change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material non-public information and the trading day beginning immediately following the disclosure of material non-public information

Peter Blume-Jensen, M.D., Ph.D.	3/1/2024	225,226	$5.70	$931,760	-13.3%
Kristina Masson, MBA, Ph.D.	3/1/2024	90,090	$5.70	$372,702	-13.3%
Eric Devroe, Ph.D.	3/1/2024	90,090	$5.70	$372,702	-13.3%

EQUITY COMPENSATION PLAN INFORMATION

The following table provides information as of December 31, 2024 with respect to shares of our common stock that may be issued under our existing equity compensation plans.

	Number of Shares to be Issued upon Exercise of Outstanding Options, Warrants and Rights (#)(1)	Weighted Average Exercise Price of Outstanding Options, Warrants and Rights ($)	Number of Securities Remaining Available for Future Issuance Under Equity Compensation Plans (Excluding Securities Reflected in Column (a) (#)(2)
Equity Compensation plans approved by security holders	4,485,546	$7.04	2,401,347
Equity Compensation plans not approved by security holders	—	—	—
Total	4,485,546	$7.04	2,401,347

(1) Consists of 4,485,586 shares issuable pursuant to outstanding stock options and 975,559 unvested RSUs under 2019 Stock Incentive Plan, 2022 Stock Incentive Plan and 2023 Inducement Plan.

(2) Includes 659,430 shares available for issuance under our Employee Stock Purchase Plan.

Award Timing Method	We expect to grant equity awards in connection with our annual review cycle. Because the Compensation Committee’s regular meeting schedule is determined in the prior fiscal year, the proximity of any awards to other significant corporate events is coincidental. On February 13, 2024, the Compensation Committee approved option grants for our named executive officers with a grant date of March 1, 2024. We attempt to make equity awards during periods when we do not have material non-public information (MNPI) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We attempt to make equity awards during periods when we do not have material non-public information (MNPI) that could impact our stock price and we do not time the release of MNPI based on equity grant dates.
MNPI Disclosure Timed for Compensation Value	false
Peter Blume-Jensen, M.D., Ph.D.
Awards Close in Time to MNPI Disclosures
Name	Peter Blume-Jensen, M.D., Ph.D.
Underlying Securities | shares	225,226
Exercise Price | $ / shares	$ 5.7
Fair Value as of Grant Date | $	$ 931,760
Underlying Security Market Price Change | Rate	(13.30%)
Kristina Masson, MBA, Ph.D.
Awards Close in Time to MNPI Disclosures
Name	Kristina Masson, MBA, Ph.D.
Underlying Securities | shares	90,090
Exercise Price | $ / shares	$ 5.7
Fair Value as of Grant Date | $	$ 372,702
Underlying Security Market Price Change | Rate	(13.30%)
Eric Devroe, Ph.D.
Awards Close in Time to MNPI Disclosures
Name	Eric Devroe, Ph.D.
Underlying Securities | shares	90,090
Exercise Price | $ / shares	$ 5.7
Fair Value as of Grant Date | $	$ 372,702
Underlying Security Market Price Change | Rate	(13.30%)